CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 449,830	$ 332,329
Restricted cash	91	72
Cash, cash equivalents and restricted cash	$ 449,921	$ 332,401